VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.6%
Brazil: 1.9%
Yara International ASA (NOK)	1,385	$48,568
Canada: 2.5%
Maple Leaf Foods, Inc. †	1,650	24,785
Nutrien Ltd. (USD)	450	37,521
		62,306
China: 1.8%
Vitasoy International Holdings Ltd. (HKD) *	36,000	44,765
Denmark: 5.9%
Chr. Hansen Holding A/S	1,506	74,151
Novozymes A/S	1,518	76,249
		150,400
France: 2.3%
Danone SA	1,221	57,712
Germany: 3.0%
Symrise AG	789	76,906
Ireland: 3.2%
Kerry Group Plc	921	81,791
Isle of Man: 0.3%
Agronomics Ltd. *	57,531	8,074
Israel: 0.1%
Else Nutrition Holdings, Inc. (CAD) *	2,502	1,293
Japan: 2.0%
Kubota Corp.	3,600	50,024
Mexico: 3.2%
Orbia Advance Corp. SAB de CV	48,210	80,991
Netherlands: 0.8%
Corbion NV	795	19,768
Norway: 0.3%
Atlantic Sapphire ASA * †	8,175	8,266
Philippines: 0.9%
Monde Nissin Corp. 144A	110,700	22,953
Sweden: 2.8%
BioGaia AB	2,460	17,052
Oatly Group AB (ADR) * †	20,139	52,966
		70,018
Switzerland: 8.1%
Bucher Industries AG	162	50,665
Givaudan SA	30	90,856
Nestle SA	576	62,454
		203,975
	Number of Shares	Value
United States: 55.5%
AgEagle Aerial Systems, Inc. *	2,532	$1,176
AppHarvest, Inc. *	29,643	58,397
Archer-Daniels-Midland Co.	867	69,750
Balchem Corp.	231	28,085
Ball Corp.	1,383	66,827
Benson Hill, Inc. * †	10,593	29,025
Berry Global Group, Inc. *	522	24,289
Beyond Meat, Inc. * †	1,192	16,891
Bunge Ltd.	1,239	102,304
Cadiz, Inc. * †	4,329	8,225
Conagra Brands, Inc.	1,188	38,764
Corteva, Inc.	2,471	141,217
Deere & Co.	375	125,209
Ecolab, Inc.	165	23,829
FMC Corp.	543	57,395
Ginkgo Bioworks Holdings, Inc. *	6,228	19,431
Ingredion, Inc.	1,533	123,437
International Flavors & Fragrances, Inc.	762	69,212
John Bean Technologies Corp.	399	34,314
Kellogg Co.	585	40,751
Lindsay Corp.	498	71,353
Local Bounti Corp. *	4,164	11,826
Tattooed Chef, Inc. * †	4,148	20,657
Titan International, Inc. *	2,535	30,775
Trimble, Inc. *	1,299	70,497
Tyson Foods, Inc.	456	30,064
Valmont Industries, Inc.	306	82,198
		1,395,898
Total Common Stocks (Cost: $3,257,054)		2,383,708

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8% (Cost: $122,261)
Money Market Fund: 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	122,261	122,261
Total Investments: 99.4% (Cost: $3,379,315)		2,505,969
Other assets less liabilities: 0.6%		16,023
NET ASSETS: 100.0%		$2,521,992

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar
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VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $144,481.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $22,953, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	37.7%	$898,850
Financials	0.3	8,074
Health Care	0.7	17,052
Industrials	18.7	445,714
Information Technology	3.0	70,497
Materials	39.2	935,296
Utilities	0.4	8,225
	100.0%	$2,383,708
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